Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiaries [Abstract]
Summary of group's material subsidiaries
	Principal location of the	The Group’s ownership interest in the subsidiary for the year ended December 31
	company’s	2020	2021
Name of company	activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH (*)	Germany	0%	50%
DeepCube Ltd. (**)	Israel	0%	100%
NanoFabrica Ltd. (**)	Israel	0%	100%
Essemtec AG (**)	Switzerland	0%	100%
Nano Dimension Swiss (***)	Switzerland	0%	100%

(*)	On June 30, 2021, the Company signed an agreement with Hensoldt AG, under which the two companies agreed to jointly own and manage a joint venture company, named J.A.M.E.S GmbH (“JAMES”). The object of JAMES is the development of an electronic designer’s community that will exchange designs and methodologies for manufacturing, component integration, and materials for Printed Electronics (PE) and Additively Manufactured Electronics (AME). Although the Company owns 50% of JAMES and has 50% of their voting power, the Company’s management has determined that the Company controls JAMES, by virtue of an agreement with JAMES’s other shareholder (50%). This agreement gives the company the current ability to direct relevant activities of JAMES, among other things by giving the Company a casting vote in JAMES’s advisory board, which is the governing body that directs the relevant activities.

(**)	See Note 9B.

(***)	Nano Dimension Swiss was incorporated by the Company in 2021 and its main activity is holding a property in Switzerland, which is rented to Essemtec.

Schedule of assets acquired and liabilities assumed at the date of acquisition
Thousands USD
Cash	40,082
Equity instruments (2,535,218 Ordinary Shares) – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694

Thousands USD
Cash	22,977
Deferred payment	1,123
Earn-out cash consideration – contingent consideration	1,367
Equity instruments (2,249,232 Ordinary Shares)	19,614
Equity instruments (262,070 Ordinary Shares) – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Total consideration transferred	47,125

Thousands USD
Cash	15,152
Shareholder’s loans	(2,681)
Earn-out cash consideration – Contingent consideration	8,792
Total consideration transferred	21,263

Schedule of assets acquired and liabilities assumed at the date of acquisition
Thousands USD
Cash and cash equivalents	2,691
Restricted cash	105
Other current assets	218
Property and equipment, net	701
Right-of-use asset	948
Technology	21,680
Goodwill	43,989
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Lease liability	(948)
Total identifiable net assets acquired	66,694

Thousands USD
Cash and cash equivalents	2,218
Restricted cash	44
Prepaid expenses and other receivables	102
Inventory	130
Property and Equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payables	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125

Thousands USD
Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Deferred tax assets	994
Property, plant and equipment	1,358
Right-of-use	47
Customer relationships	1,579
Technology	4,096
Trademark	1,085
Goodwill	12,225
Trade payable	(1,454)
Other current liabilities	(4,371)
Long-term liabilities	(6,518)
Shareholder’s loan (*)	(2,681)
Deferred tax liabilities	(1,374)
Lease liability	(47)
Total identifiable net assets acquired	21,263

Schedule of cash flows derived for the Group as a result of the acquisition
Thousands USD
Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the subsidiary	2,691
(37,391)

Thousands USD
Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the subsidiary	2,218
(20,759)

Thousands USD
Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the subsidiary	3,221
(11,931)

Thousands USD
Cash and cash equivalents paid	(78,211)
Amount deposited in escrow	(4,493)
Cash and cash equivalents of the subsidiary	8,130
(74,574)